DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF COMPONENT OF DISCONTINUED OPERATIONS

There is one component that makes up discontinued operations as detailed in note 33.2.

		Year ended 31 March 2022	Year ended 31 March 2021
Profit (loss) from discontinued operation (attributable to the ordinary equity holders of the Company)	Notes	USD	USD
Solutions business	37.3	-	4,956,408
Profit (loss) from discontinued operations		-	4,956,408

SCHEDULE OF GAIN ON SALE OF DISCONTINUED OPERATIONS

The gain on sale is calculated as below:

USD
Proceeds:
Shareholder loan settled	6,000,000
Total Proceeds	6,000,000
Costs:
Net costs incurred on behalf – note (a)	915,181
Cost of investment	11,274
Total Costs	926,455

Gain on sale	5,073,545

SCHEDULE OF GAIN LOSS AND CASH FLOW ON SALE OF DISCONTINUED OPERATIONS

A summary of the discontinued gain (loss) and cash flow is below:

	Year ended 31 March	Year ended 31 March
	2022	2021
	USD	USD

Revenue	-	-
General and administrative expenses	-	(117,137)
Loss before tax	-	(117,137)
Income tax expense	-	-
Loss after income tax of discontinued operations	-	(117,137)
Gain on sale of Solutions business	-	5,073,545
Profit (loss) from discontinued operations	-	4,956,408
Adjustment for:
Net cash (inflow) outflow from operating activities – note (b)	-	(5,987,534)
Net (decrease) in cash generated from discontinued operations	-	(1,031,126)